Additional Information - Dispositions (Details)	1 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended		0 Months Ended		2 Months Ended		3 Months Ended
	Nov. 21, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 28, 2012 USD ($) Entity	Dec. 30, 2011 USD ($)	Dec. 31, 2013 EUR (€)	Nov. 10, 2011	Dec. 31, 1999	Dec. 28, 2012 North American Limited Service Joint Venture USD ($)	Dec. 28, 2012 Performance Arrangement North American Limited Service Joint Venture USD ($)	Nov. 21, 2011 Bulk Sale Land USD ($)	Dec. 28, 2012 Sale of Land to Joint Venture in 2005 North American Limited Service Joint Venture USD ($)	Dec. 30, 2011 Hotel Sold and Terminated Lease Agreement USD ($) location	Dec. 31, 2013 Luxury Segment London EDITION Hotel USD ($)	Dec. 31, 2013 International Segment Right to Acquire Landlord's Interest in Real Estate Property USD ($)	Dec. 31, 2013 International Segment Right to Acquire Landlord's Interest in Real Estate Property EUR (€)	Jan. 07, 2014 Subsequent Event hotel	Jan. 07, 2014 Subsequent Event Luxury Segment London EDITION Hotel USD ($)	Feb. 20, 2014 Subsequent Event International Segment Right to Acquire Landlord's Interest in Real Estate Property and Attached Assets USD ($)	Feb. 20, 2014 Subsequent Event International Segment Right to Acquire Landlord's Interest in Real Estate Property and Attached Assets EUR (€)	Mar. 31, 2014 Subsequent Event International Segment Right to Acquire Landlord's Interest in Real Estate Property and Attached Assets USD ($)
Significant Acquisitions and Disposals [Line Items]
Proceeds from dispositions		$ 0	$ 65,000,000	$ 20,000,000													$ 240,000,000
Number of hotels																3
Assets held-for-sale																	815,000,000
Assets, reclassified													244,000,000	106,000,000	77,000,000
Assets, property, plant and equipment, reclassified		105,000,000			76,000,000								236,000,000
Assets, current assets, reclassified		1,000,000			1,000,000								8,000,000
Liabilities, reclassified													13,000,000	48,000,000	35,000,000
Asset impairments and write-offs														2,000,000	2,000,000
Cash proceeds from sale of rights to acquire property and attached assets																			45,000,000	62,000,000
Noncash proceeds from sale of rights to acquire property and attached assets																		45,000,000	33,000,000
Number of joint ventures merged before sale			2
Proceeds from sale of interest in joint venture								96,000,000	30,000,000
Total gain recognized on disposal								41,000,000
Deferred gain on sale, amount recognized in current period											20,000,000
Gain on sale of interest in joint venture								21,000,000
Deferred revenue recognized								7,000,000
Spin-off distribution ratio, spinnee shares received						1
Spin-off distribution ratio, spinnor shares held						10
Gain (loss) recognized as a result of spin-off	0
Cash proceeds received										17,000,000		1,000,000
Net gain (loss) from disposition										2,000,000		(2,000,000)
Hotel or property, ownership interest sold							89.00%					11.00%
Number of properties sold												1
Increase (decrease) in assets due to sale of interest												(19,000,000)
Increase (decrease) in liabilities due to sale of interest												$ (17,000,000)